UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10135

Waddell & Reed Advisors Select Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Dividend Income Fund
March 31, 2008

COMMON STOCKS	Shares	Value

Aircraft – 3.21%
Goodrich Corporation	110,400	$6,349,104
Raytheon Company	244,300	15,784,223
		22,133,327
Banks – 3.86%
Bank of America Corporation	308,900	11,710,399
U.S. Bancorp	260,800	8,439,488
Wells Fargo & Company	222,400	6,471,840
		26,621,727
Beverages – 5.59%
Coca–Cola Company (The)	217,650	13,248,355
Diageo plc, ADR	150,150	12,210,198
PepsiCo, Inc.	180,400	13,024,880
		38,483,433
Business Equipment and Services – 1.01%
IntercontinentalExchange, Inc.*	53,200	6,942,600

Capital Equipment – 5.20%
Caterpillar Inc.	96,050	7,519,755
Chicago Bridge & Iron Company N.V., NY Shares	156,300	6,133,212
Deere & Company	275,500	22,161,220
		35,814,187
Chemicals –– Petroleum and Inorganic – 2.19%
Monsanto Company	135,600	15,119,400

Chemicals –– Specialty – 1.61%
Air Products and Chemicals, Inc.	120,300	11,067,600

Communications Equipment – 0.84%
Nokia Corporation, Series A, ADR	182,100	5,796,243

Computers – Peripherals – 1.36%
Microsoft Corporation	330,050	9,343,716

Electrical Equipment – 0.96%
Emerson Electric Co.	129,200	6,648,632

Electronic Components – 0.84%
Microchip Technology Incorporated	176,800	5,791,084

Finance Companies – 1.05%
Capital One Financial Corporation	146,700	7,220,574

Food and Related – 1.05%
Wm. Wrigley Jr. Company	115,050	7,229,742

Health Care –– Drugs – 3.98%
Abbott Laboratories	291,400	16,070,710
Merck & Co., Inc.	298,850	11,341,357
		27,412,067
Hospital Supply and Management – 0.81%
Medtronic, Inc.	115,050	5,564,969

Hotels and Gaming – 1.16%
Starwood Hotels & Resorts Worldwide, Inc.	154,300	7,985,025

Household –– General Products – 4.35%
Colgate–Palmolive Company	219,300	17,085,663
Procter & Gamble Company (The)	183,900	12,885,873
		29,971,536
Insurance –– Life – 1.53%
Aflac Incorporated	162,550	10,557,622

Insurance –– Property and Casualty – 2.20%
ACE Limited	83,450	4,594,757
Everest Re Group, Ltd.	57,200	5,121,116
Travelers Companies, Inc. (The)	113,050	5,409,443
		15,125,316
Metal Fabrication – 1.71%
Loews Corporation, Carolina Group	162,150	11,763,982

Multiple Industry – 3.83%
Altria Group, Inc.	265,950	5,904,090
Consolidated Communications Holdings, Inc.	414,150	6,261,948
General Electric Company	198,000	7,327,980
NuStar GP Holdings, LLC	273,750	6,928,612
		26,422,630
Non–Residential Construction – 3.03%
Fluor Corporation	147,850	20,870,506

Petroleum –– Domestic – 1.49%
XTO Energy Inc.	165,500	10,237,830

Petroleum –– International – 6.20%
Anadarko Petroleum Corporation	57,000	3,592,710
Apache Corporation	119,500	14,437,990
Exxon Mobil Corporation	226,150	19,127,767
Marathon Oil Corporation	121,500	5,540,400
		42,698,867
Petroleum –– Services – 9.29%
National Oilwell Varco, Inc.*	169,900	9,918,762
Schlumberger Limited	255,650	22,241,550
Smith International, Inc.	164,600	10,572,258
Transocean Inc.	46,208	6,247,322
Weatherford International Ltd.*	165,400	11,986,538
Williams Pipeline Partners L.P.*	173,600	3,029,320
		63,995,750
Railroad – 2.33%
Burlington Northern Santa Fe Corporation	66,150	6,100,353
Union Pacific Corporation	79,450	9,961,441
		16,061,794
Real Estate Investment Trust – 2.78%
Douglas Emmett, Inc.	294,550	6,497,773
ProLogis	85,050	5,006,043
Simon Property Group, Inc.	82,200	7,637,202
		19,141,018
Restaurants – 1.28%
McDonald's Corporation	157,650	8,792,141

Retail –– General Merchandise – 1.42%
Nordstrom, Inc.	201,250	6,560,750
Target Corporation	64,200	3,253,656
		9,814,406
Security and Commodity Brokers – 8.38%
AllianceBernstein Holding L.P.	193,400	12,257,692
CME Group Inc.	35,800	16,793,780
J.P. Morgan Chase & Co.	352,932	15,158,429
Merrill Lynch & Co., Inc.	150,300	6,123,222
Morgan Stanley	161,300	7,371,410
		57,704,533
Steel – 1.34%
Nucor Corporation	136,000	9,212,640

Timesharing and Software – 0.54%
Visa Inc., Class A*	59,250	3,694,830

Tobacco – 2.82%
Philip Morris International Inc.*	265,950	13,451,751
Reynolds American Inc.	101,400	5,985,642
		19,437,393
Utilities –– Electric – 2.58%
Dominion Resources, Inc.	165,700	6,767,188
NRG Energy, Inc.*	283,000	11,034,170
		17,801,358
Utilities –– Gas and Pipeline – 1.55%
El Paso Pipeline Partners, L.P.	223,000	5,053,180
Enbridge Inc.	136,450	5,616,282
		10,669,462
Utilities –– Telephone – 0.81%
Iowa Telecommunications Services, Inc.	315,700	5,597,361

TOTAL COMMON STOCKS – 94.18%		$648,745,301

(Cost: $522,366,643)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Apparel – 1.45%
NIKE, Inc.,
2.28%, 4–11–08	$10,000	9,993,667

Beverages – 3.14%
Anheuser–Busch Companies, Inc.,
2.25%, 4–1–08	12,125	12,125,000
Coca–Cola Company (The),
2.2%, 4–18–08	6,500	6,493,247
PepsiCo, Inc.,
2.16%, 4–30–08	3,010	3,004,763
		21,623,010
Capital Equipment – 1.23%
Illinois Tool Works Inc.:
2.35%, 4–1–08	4,000	4,000,000
2.22%, 4–18–08	1,500	1,498,428
2.25%, 4–18–08	3,000	2,996,812
		8,495,240

TOTAL SHORT–TERM SECURITIES – 5.82%		$40,111,917

(Cost: $40,111,917)

TOTAL INVESTMENT SECURITIES – 100.00%		$688,857,218

(Cost: $562,478,560)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Waddell & Reed Advisors Energy Fund
March 31, 2008

COMMON STOCKS	Shares	Value

Business Equipment and Services – 5.33%
Bucyrus International, Inc., Class A	28,350	$2,881,210
EnergySolutions, Inc.	123,800	2,839,972
IntercontinentalExchange, Inc.*	23,550	3,073,275
Jacobs Engineering Group Inc.*	39,050	2,873,690
		11,668,147
Capital Equipment – 5.34%
Cameron International Corporation*	117,500	4,892,700
Chicago Bridge & Iron Company N.V., NY Shares	51,250	2,011,050
Shaw Group Inc. (The)*	35,550	1,675,827
SunPower Corporation, Class A*	24,350	1,812,249
Suntech Power Holdings Co., Ltd., ADR*	31,850	1,291,836
		11,683,662
Coal – 3.61%
Arch Coal, Inc.	47,650	2,072,775
CONSOL Energy Inc.	26,350	1,823,157
Foundation Coal Holdings, Inc.	29,600	1,489,768
Peabody Energy Corporation	49,250	2,511,750
		7,897,450
Electrical Equipment – 2.36%
First Solar, Inc.*	22,400	5,170,592

Electronic Instruments – 1.87%
Applied Materials, Inc.	163,950	3,195,385
Energy Conversion Devices, Inc.*	30,150	902,540
		4,097,925
Mining – 0.48%
Cameco Corporation	31,750	1,045,845

Non–Residential Construction – 2.47%
Fluor Corporation	27,400	3,867,784
Technip SA, ADR	19,750	1,532,995
		5,400,779
Petroleum – Canada – 0.94%
Suncor Energy Inc.	21,300	2,052,255

Petroleum –– Domestic – 7.23%
Continental Resources, Inc.*	114,150	3,640,244
SandRidge Energy, Inc.*	75,650	2,961,698
Sunoco, Inc.	33,250	1,744,628
Valero Energy Corporation	52,900	2,597,919
XTO Energy Inc.	79,075	4,891,579
		15,836,068
Petroleum –– International – 27.10%
Anadarko Petroleum Corporation	34,700	2,187,141
Apache Corporation	51,400	6,210,148
BP p.l.c., ADR	56,350	3,417,627
CNOOC Limited, ADR	13,100	1,922,949
ConocoPhillips	38,850	2,960,758
Devon Energy Corporation	50,650	5,284,315
ENSCO International Incorporated	39,700	2,486,014
EOG Resources, Inc.	44,500	5,340,000
Exxon Mobil Corporation	59,900	5,066,342
Hess Corporation	25,650	2,261,817
Marathon Oil Corporation	50,400	2,298,240
Newfield Exploration Company*	79,150	4,183,077
Noble Energy, Inc.	56,550	4,116,840
Occidental Petroleum Corporation	51,700	3,782,889
PetroChina Company Limited, ADR	6,050	758,125
Petroleo Brasileiro S.A. – Petrobras, ADR	13,400	1,368,274
Talisman Energy Inc.	135,600	2,400,120
Ultra Petroleum Corp.*	42,600	3,301,500
		59,346,176
Petroleum –– Services – 25.25%
BJ Services Company	143,750	4,098,312
Baker Hughes Incorporated	30,100	2,061,850
CVR Energy, Inc.*	96,300	2,217,789
Complete Production Services, Inc.*	178,000	4,083,320
FMC Technologies, Inc.*	22,850	1,299,937
Halliburton Company	119,950	4,717,634
Helix Energy Solutions Group, Inc.*	65,000	2,047,500
Nabors Industries Ltd.*	138,700	4,683,899
National Oilwell Varco, Inc.*	117,000	6,830,460
Patterson–UTI Energy, Inc.	91,900	2,405,023
Schlumberger Limited	74,050	6,442,350
Smith International, Inc.	61,250	3,934,088
Transocean Inc.	22,352	3,021,990
Weatherford International Ltd.*	79,900	5,790,353
Williams Pipeline Partners L.P.*	95,450	1,665,602
		55,300,107
Utilities –– Electric – 5.24%
Entergy Corporation	32,700	3,566,916
Exelon Corporation	41,650	3,384,895
Mirant Corporation*	57,250	2,083,328
NRG Energy, Inc.*	62,800	2,448,572
		11,483,711
Utilities –– Gas and Pipeline – 4.74%
El Paso Pipeline Partners, L.P.	93,050	2,108,513
Enbridge Inc.	75,250	3,097,290
Southwestern Energy Company*	153,800	5,181,522
		10,387,325

TOTAL COMMON STOCKS – 91.96%		$201,370,042

(Cost: $154,292,284)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Commercial Paper
Electrical Equipment – 2.28%
W.W. Grainger, Inc.,
2.5%, 4–17–08	$5,000	4,994,444

Finance Companies – 2.28%
Prudential Funding LLC,
2.25%, 4–28–08	5,000	4,991,563

Total Commercial Paper – 4.56%		9,986,007

United States Government Agency Obligations – 3.48%
Federal Home Loan Bank,
1.5%, 4–1–08	7,619	7,619,000

TOTAL SHORT–TERM SECURITIES – 8.04%		$17,605,007

(Cost: $17,605,007)

TOTAL INVESTMENT SECURITIES – 100.00%		$218,975,049

(Cost: $171,897,291)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Waddell & Reed Advisors Value Fund
March 31, 2008

COMMON STOCKS	Shares	Value

Aircraft – 5.17%
Lockheed Martin Corporation	46,900	$4,657,170
Raytheon Company	295,700	19,105,177
		23,762,347
Banks – 4.52%
Bank of America Corporation	548,270	20,784,916

Beverages – 1.06%
Diageo plc, ADR	59,900	4,871,068

Business Equipment and Services – 1.59%
Office Depot, Inc.*	117,400	1,297,270
Waste Management, Inc.	178,800	6,000,528
		7,297,798
Capital Equipment – 2.15%
Illinois Tool Works Inc.	205,300	9,901,619

Communications Equipment – 2.02%
Nokia Corporation, Series A, ADR	291,700	9,284,811

Computers –– Main and Mini – 7.69%
Hewlett–Packard Company	366,700	16,743,522
International Business Machines Corporation	114,800	13,218,072
Xerox Corporation	359,400	5,380,218
		35,341,812
Computers –– Peripherals – 0.81%
EMC Corporation (A)*	260,500	3,735,570

Containers – 1.10%
Pactiv Corporation*	192,100	5,034,941

Defense – 1.15%
General Dynamics Corporation	63,400	5,285,658

Finance Companies – 3.88%
Blackstone Group L.P. (The)	125,100	1,986,588
Capital One Financial Corporation	215,200	10,592,144
Discover Financial Services	97,750	1,600,167
Fannie Mae	138,300	3,640,056
		17,818,955
Food and Related – 3.74%
General Mills, Inc.	141,800	8,490,984
Kraft Foods Inc.	280,104	8,686,025
		17,177,009
Health Care –– Drugs – 6.53%
Endo Pharmaceuticals Holdings Inc.*	306,600	7,335,405
McKesson Corporation	349,400	18,298,078
Pfizer Inc.	209,700	4,389,021
		30,022,504
Health Care –– General – 2.25%
AmerisourceBergen Corporation	251,900	10,322,862

Hospital Supply and Management – 1.59%
Coventry Health Care, Inc.*	180,700	7,291,245

Insurance –– Property and Casualty – 6.22%
Aetna Inc.	111,300	4,684,617
Allstate Corporation (The)	68,900	3,311,334
Everest Re Group, Ltd. (A)	55,200	4,942,056
Travelers Companies, Inc. (The)	299,683	14,339,832
XL Capital Ltd, Class A	44,400	1,312,020
		28,589,859
Metal Fabrication – 1.94%
Loews Corporation, Carolina Group	122,600	8,894,630

Mining – 1.17%
Freeport–McMoRan Copper & Gold Inc., Class B	56,100	5,397,942

Multiple Industry – 1.36%
Altria Group, Inc.	281,900	6,258,180

Petroleum –– International – 17.47%
Apache Corporation	72,800	8,795,696
Chevron Corporation	244,600	20,879,056
ConocoPhillips	183,400	13,976,914
Devon Energy Corporation	92,900	9,692,257
Exxon Mobil Corporation	225,200	19,047,416
Marathon Oil Corporation	173,600	7,916,160
		80,307,499
Railroad – 2.40%
Union Pacific Corporation (A)	88,000	11,033,440

Real Estate Investment Trust – 0.48%
Annaly Capital Management, Inc.	142,600	2,184,632

Retail –– General Merchandise – 1.49%
Macy's Inc.	297,700	6,864,962

Retail –– Specialty Stores – 0.33%
Home Depot, Inc. (The)	54,800	1,532,756

Security and Commodity Brokers – 3.47%
Bear Stearns Companies Inc. (The)	2,400	25,176
J.P. Morgan Chase & Co.	256,656	11,023,375
Morgan Stanley (A)	107,500	4,912,750
		15,961,301
Steel – 1.31%
Nucor Corporation	89,000	6,028,860

Tobacco – 3.10%
Philip Morris International Inc.*	281,900	14,258,502

Utilities –– Electric – 7.75%
Mirant Corporation*	498,900	18,154,971
NRG Energy, Inc.*	448,100	17,471,419
		35,626,390
Utilities –– Telephone – 3.44%
Sprint Nextel Corporation	151,500	1,013,535
Verizon Communications Inc.	406,100	14,802,345
		15,815,880

TOTAL COMMON STOCKS – 97.18%		$446,687,948

(Cost: $398,424,442)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Capital Equipment – 0.85%
Illinois Tool Works Inc.,
2.2%, 4–18–08	$3,900	3,895,948

Restaurants – 1.97%
Starbucks Corporation,
3.35%, 4–1–08	9,081	9,081,000

TOTAL SHORT–TERM SECURITIES – 2.82%		$12,976,948

(Cost: $12,976,948)

TOTAL INVESTMENT SECURITIES – 100.00%		$459,664,896

(Cost: $411,401,390)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written options outstanding at March 31, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Union Pacific Corporation	118	April/135	$19,706	$7,552

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

EMC Corporation	1,565	April/14	$75,119	$51,645
Everest Re Group, Ltd.	197	April/85	19,775	16,745
Morgan Stanley	462	April/35	51,743	13,860

			$146,637	$82,250

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Select Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 30, 2008